Condensed Financial Information of the Company - Consolidated Statement of Comprehensive (loss) income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Revenues	¥ 784,616	$ 123,123	¥ 1,552,645	¥ 3,587,695
Cost of revenues	(257,656)	(40,432)	(475,378)	(1,241,932)
Gross profit	526,960	82,691	1,077,267	2,345,763
Operating expenses
Research and development	(211,594)	(33,204)	(455,179)	(787,329)
General and administrative	(191,868)	(30,108)	(380,533)	(587,457)
Impairment of goodwill				(545,665)
Interest income (expense), net	25,391	3,984	35,655	110,010
Foreign exchange gains (loss), net	24,288	3,811	39,393	49
Other income, net	252,998	39,700	1,081,506	887,494
(Loss) income before income taxes	(339,571)	(53,288)	508,247	(365,687)
Income tax expenses	(13,633)	(2,139)	(97,090)	(7,904)
Net (loss) income	(351,126)	(55,101)	416,732	(313,977)
Other comprehensive income (loss), net of tax of nil
Unrealized gains (losses) on available-for-sale securities, net			(7,251)	10,913
Foreign currency translation adjustments	(75,536)	(11,853)	(167,476)	77,097
Total comprehensive (loss) income	(426,204)	(66,882)	242,299	(225,508)
Parent Company [Member]
Revenues				0
Cost of revenues			0	(5)
Gross profit			0	(5)
Operating expenses
Research and development	(3)		(482)	(858)
General and administrative	(21,978)	(3,449)	(45,159)	(41,872)
Impairment of goodwill				(64,154)
Total operating expenses	(21,981)	(3,449)	(45,641)	(106,884)
Equity in loss of subsidiaries	(352,616)	(55,336)	(168,217)	(495,735)
Interest income (expense), net	(9)	(1)	2,325	21,677
Foreign exchange gains (loss), net	71	11	(315)	152
Other income, net	35,537	5,577	711,629	306,006
(Loss) income before income taxes	(338,998)	(53,198)	499,781	(274,789)
Income tax expenses	(12,128)	(1,903)	(83,049)	(39,188)
Net (loss) income	(351,126)	(55,101)	416,732	(313,977)
Other comprehensive income (loss), net of tax of nil
Unrealized gains (losses) on available-for-sale securities, net			(7,250)	10,913
Foreign currency translation adjustments	(75,078)	(11,781)	(167,183)	77,556
Other comprehensive income (loss)	(75,078)	(11,781)	(174,433)	88,469
Total comprehensive (loss) income	¥ (426,204)	$ (66,882)	¥ 242,299	¥ (225,508)